Contingent liabilities and commitments (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of contingent liabilities [abstract]
Disclosure of contingent liabilities and commitments

	As at 30.06.22	As at 31.12.21
Contingent liabilities and financial guarantees	£m	£m
Guarantees and letters of credit pledged as collateral security	16,743	15,759
Performance guarantees, acceptances and endorsements	7,532	7,987
Total	24,275	23,746

Commitments
Documentary credits and other short-term trade related transactions	1,888	1,584
Standby facilities, credit lines and other commitments	334,483	282,867
Total	336,371	284,451